Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
6.	Cash and cash equivalents

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions, which have original maturities of less than three months and unrestricted as to withdrawal and use. The following table sets forth a breakdown of cash by currency denomination and jurisdiction as of December 31, 2022 and 2023.

	RMB equivalent (US$)	RMB		Total in RMB
	Overseas	China
		Non VIE	VIEs
December 31, 2022	212,158,382	1,238,532	32,873,528	246,270,442
December 31, 2023	213,193,629	2,044,669	11,801,953	227,040,251